Cover	Nov. 10, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 10, 2026
Entity File Number	000-19882
Entity Registrant Name	KOPIN CORPORATION
Entity Central Index Key	0000771266
Entity Tax Identification Number	04-2833935
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	125 North Drive
Entity Address, City or Town	Westborough
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01581
City Area Code	(508)
Local Phone Number	870-5959
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01
Trading Symbol	KOPN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false